Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul. 02, 2013
Document Effective Date	Jul. 02, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Select Managers Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DSGYX